Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement [Table Text Block]
	Dec. 31, 2020		Dec. 31, 2019
	FV	CV	FV	CV
Financial assets at amortized cost
Cash and cash equivalents [1]	$439,135	$439,135	$396,146	$396,146
Restricted cash[1]	337	337	337	337
Fair value through profit or loss
Trade and other receivables 1, [2,3]	114,381	114,381	91,046	91,046
Non-hedge derivative assets [4]	2,736	2,736	1,712	1,712
Investments [5]	15,669	15,669	11,287	11,287
Total financial assets	572,258	572,258	500,528	500,528
Financial liabilities at amortized cost
Trade and other payables1, [2]	209,413	209,413	184,604	184,604
Deferred Rosemont acquisition consideration [8]	25,961	25,961	24,491	24,491
Other financial liabilities [6]	41,912	40,787	21,338	24,000
Senior unsecured notes [7]	1,277,124	1,139,695	1,050,126	991,558
Fair value through profit or loss
Embedded derivatives [4]	—	—	9,074	9,074
Gold prepayment liability [9]	137,031	137,031	—	—
Non-hedge derivative liabilities [4]	15,312	15,312	10,295	10,295
Total financial liabilities	1,706,753	1,568,199	1,299,928	1,244,022
Net financial liability	$(1,134,495)	$(995,941)	$(799,400)	$(743,494)
[1] Cash and cash equivalents, restricted cash, trade and other receivables and trade and other payables are recorded at carrying value, which approximates fair value due to their short-term nature and generally negligible credit losses.
[2] Excludes tax and other statutory amounts.
[3] Trade and other receivables contain receivables including provisionally priced receivables classified as FVLTPL and various other items at amortized cost. The fair value of provisionally priced receivables is determined using forward metals prices which is a level 2 valuation method.
[4] Derivatives are carried at their fair value, which is determined based on internal valuation models that reflect observable forward market commodity prices, currency exchange rates, and discount factors based on market US dollar interest rates adjusted for credit risk.
[5] All investments are carried at their fair value, which is determined using quoted market bid prices in active markets for listed shares.
[6] These financial liabilities relate to agreements with communities near the Constancia project in Peru (note 15). Fair values have been determined using a discounted cash flow analysis based on expected cash flows and a credit adjusted discount rate.
[7] Fair value of the senior unsecured notes (note 17) has been determined using the quoted market price at the period end. Fair value incorporates the fair value of the prepayment option embedded derivative. The carrying value of this embedded derivative is at FVTPL (2020: $49,754; 2019: $2,585) and has been determined using a binomial tree/lattice approach based on the Hull-White single factor interest rate term structure model.
[8] Discounted value based on a risk adjusted discount rate.
[9] The gold prepayment liability (note 15) is designated as fair value through profit or loss under the fair value option. Gains and losses related to the Company's own credit risk have been recorded at fair value through other comprehensive income. The fair value adjustment recorded in other comprehensive income for the year ended December 31, 2020 was a loss of $1,885.

Disclosure of detailed information about significant unobservable inputs used in fair value measurement of assets and liabilities [Table Text Block]
December 31, 2020	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Financial assets at FVTPL:
Non-hedge derivatives	$—	$2,736	$—	$2,736
Investments	15,669	—	—	15,669
	$15,669	$2,736	$—	$18,405
Financial liabilities measured at fair value
Financial liabilities at FVTPL:
Non-hedge derivatives	$—	$15,312	$—	$15,312
Gold prepayment liability[1]	—	137,031	—	137,031
Financial liabilities at amortized cost:
Other financial liabilities	—	—	41,912	41,912
Senior unsecured notes	1,277,124	—	—	1,277,124
	$1,277,124	$152,343	$41,912	$1,471,379
[1]The gold prepayment liability (note 15) is designated as fair value through profit or loss under the fair value option. Gains and losses related to the Company's own credit risk have been recorded at fair value through other comprehensive income. The fair value adjustment recorded in other comprehensive income for the year ended December 31, 2020 was a loss of $1,885.

December 31, 2019	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Financial assets at FVTPL:
Non-hedge derivatives	$—	$1,712	$—	$1,712
Investments	11,287	—	—	11,287
	$11,287	$1,712	$—	$12,999
Financial liabilities measured at fair value
Financial liabilities at FVTPL:
Embedded derivatives	$—	$9,074	$—	$9,074
Non-hedge derivatives	—	10,295	—	10,295
Financial liabilities at amortized cost:
Other financial liabilities	—	—	21,338	21,338
Senior unsecured notes	1,050,126	—	—	1,050,126
	$1,050,126	$19,369	$21,338	$1,090,833

Disclosure of detailed information about net position of contracts awaiting final pricing [Table Text Block]
Metal in concentrate		Sales awaiting final pricing		Average YTD price ($/unit)
	Unit	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Copper	pounds (in thousands)	47,901	72,977	3.52	2.80
Gold	oz	18,106	16,152	1,894	1,522
Silver	oz	123,380	124,371	26.35	17.86

Disclosure of detailed information about foreign currency risk [Table Text Block]
	Dec. 31, 2020			Dec. 31, 2019
	CAD[1]	USD[2]	PEN[3]	CAD[1]	USD[2]	PEN[3]
Cash and cash equivalent	$7,791	$3,895	$4,141	$8,394	$21,217	$7,617
Trade and other receivables	31	43,316	36,951	374	56,998	25,413
Other financial assets	15,669	—	—	11,287	—	—
Trade and other payables	(6,104)	(1,419)	(34,622)	(5,719)	(435)	(22,618)
Other financial liabilities	—	—	(40,787)	—	—	(24,000)
	$17,387	$45,792	$(34,317)	$14,336	$77,780	$(13,588)
1 HMI is exposed to foreign currency risk on CAD.
[2] The Manitoba segment is exposed to foreign currency risk on USD.
[3] The Peru segment is exposed to foreign currency risk on PEN.

Disclosure of detailed information about sensitivity analysis for foreign currency risk [Table Text Block]

December 31, 2020	Change of:	Would have changed 2020 after-tax profit by:
USD/CAD exchange rate[1]	+ 10%	$1.1	million
USD/CAD exchange rate[1]	- 10%	(1.4)	million
USD/PEN exchange rate[2]	+ 10%	2.0	million
USD/PEN exchange rate[2]	- 10%	(2.5)	million
December 31, 2019	Change of:	Would have changed 2019 after-tax profit by:
USD/CAD exchange rate[1]	+ 10%	$3.4	million
USD/CAD exchange rate[1]	- 10%	(4.1)	million
USD/PEN exchange rate[2]	+ 10%	0.8	million
USD/PEN exchange rate[2]	- 10%	(1.0)	million

Disclosure of detailed information about commodity price risk [Table Text Block]
December 31, 2020	Change of:		Would have changed 2020 after-tax profit by:

Copper prices ($/lb)[3]	+	$0.30	$(1.4)	million
Copper prices ($/lb)[3]	—	$0.30	1.4	million
Zinc prices ($/lb)[4]	+	$0.10	0.3	million
Zinc prices ($/lb)[4]	—	$0.10	(0.3)	million
December 31, 2019	Change of:		Would have changed 2019 after-tax profit by:
Copper prices ($/lb)[3]	+	$0.30	(2.0)	million
Copper prices ($/lb)[3]	—	$0.30	2.0	million
Zinc prices ($/lb)[4]	+	$0.10	1.0	million
Zinc prices ($/lb)[4]	—	$0.10	(1.0)	million
[3] Effect on profit due to provisional pricing derivatives (note 27c) and copper fixed for floating swaps (note 27b).
[4] Effect on profit due to provisional pricing derivatives (note 27c) and non-hedge zinc derivatives (note 27b).

Disclosure of detailed information about share price risk [Table Text Block]
December 31, 2020	Change of:		Would have changed 2020 after-tax profit by:
Share prices	+	25%	$3.9	million
Share prices	—	25%	(3.9)	million
December 31, 2019	Change of:		Would have changed 2019 after-tax profit by:
Share prices	+	25%	$2.8	million
Share prices	—	25%	(2.8)	million

Disclosure of detailed information about interest rate risk [Table Text Block]
December 31, 2020	Change of:		Would have changed 2020 after-tax profit by:
Interest rates	+	2.00%	$(38.0)	million
Interest rates	—	2.00%	48.5	million
December 31, 2019	Change of:		Would have changed 2019 after-tax profit by:
Interest rates	+	2.00%	$2.3	million
Interest rates	—	2.00%	(2.6)	million

(ii) Credit risk

Disclosure of detailed information about liquidity risk [Table Text Block]

Dec. 31, 2020	Carrying amount		Contractual cash flows		12 months or less		13 - 36 months		37 - 60 months		More than 60 months
Assets used to manage liquidity risk
Cash and cash equivalents		$439,135		$439,135		$439,135		—		$—		$—
Restricted cash		337		337		337		—		—		—
Trade and other receivables		114,381		114,381		114,381		—		—		—
Non-hedge derivative assets		2,736		2,736		2,736		—		—		—
		$556,589		$556,589		$556,589		$—		$—		$—
Non-derivative financial liabilities
Trade and other payables, including embedded derivatives		$(209,413)		$(209,413)		$(209,413)		$—		$—		$—
Other financial liabilities [1]		(40,787)		(58,837)		(12,097)		(9,483)		(6,578)		(30,679)
Deferred Rosemont acquisition consideration		(25,961)		(30,000)		—		(20,000)		(10,000)		—
Long-term debt, including embedded derivatives		(1,139,695)		(1,726,904)		(87,966)		(168,188)		(742,125)		(728,625)
Gold prepayment obligation		(137,031)		(137,031)		—		(137,031)		—		—
		$(1,552,887)		$(2,162,185)		$(309,476)		$(334,702)		$(758,703)		$(759,304)
Derivative financial liabilities
Non hedge derivative contracts		$(15,312)		$(15,312)		$(15,312)		$—		$—		$—
		$(15,312)		$(15,312)		$(15,312)		$—		$—		$—
[1] Represents the Peru community agreement obligation, excluding interest.

Dec. 31, 2019	Carrying amount	Contractual cash flows	12 months or less	13 - 36 months	37 - 60 months	More than 60 months
Assets used to manage liquidity risk
Cash and cash equivalents	$396,146	$396,146	$396,146	$—	$—	$—
Restricted cash	337	337	337
Trade and other receivables	91,046	91,046	89,451	—	—	1,595
Non-hedge derivative assets	1,712	1,712	1,712	—	—	—
	$489,241	$489,241	$487,646	$—	$—	$1,595
Non-derivative financial liabilities
Trade and other payables, including embedded derivatives	$(184,604)	$(184,604)	$(184,604)	$—	$—	$—
Other financial liabilities [1]	(24,000)	(33,723)	(6,672)	(4,811)	(4,734)	(17,506)
Deferred Rosemont acquisition consideration	(24,491)	(30,000)	—	(10,000)	(20,000)	—
Long-term debt, including embedded derivatives	(991,558)	(1,350,540)	(72,165)	(149,500)	(1,128,875)	—
	$(1,224,653)	$(1,598,867)	$(263,441)	$(164,311)	$(1,153,609)	$(17,506)
Derivative financial liabilities
Embedded derivative	$(9,074)	$(9,074)	$(9,074)	$—	$—	$—
Non-hedge derivative contracts	(10,295)	(10,295)	(10,295)	—	—	—
	$(19,369)	$(19,369)	$(19,369)	$—	$—	$—
[1] Represents the Peru community agreement obligation, excluding interest.